Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)

The components of the income tax expense (benefit) are as follows:

	For the years ended March 31,
	2025	2024	2023
	USD	USD	USD
Current
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	276,574	230,304	7,108

Deferred
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	(5,903)	(47,237)	33,653
Total	270,671	183,067	40,761

Schedule of deferred tax asset and liability
	As of March 31,
	2025	2024
	USD	USD
Deferred tax assets
Provision for allowance of credit losses	10,176	3,394
Long service payment obligation	1,093	669
	11,269	4,063
Deferred tax liabilities
Plant and equipment, net	(4,165)	(2,862)
	(4,165)	(2,862)
Deferred tax assets / (liabilities), net	7,104	1,201

Schedule of income tax expense reconciliation
	For the years ended March 31,
	2025	2024	2023
	USD	USD	USD
Income before income taxes	1,296,989	1,239,650	391,826
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	214,003	204,542	64,651

Reconciling items:
Tax effect of income that is not taxable*	(10)	(4)	(2,035)
Tax effect of expense that is not deductible	78,025	68	68
Effect of two-tier tax rate	(21,154)	(21,154)	(21,154)
Statutory tax deduction# (tax holiday)	(192)	(385)	(769)
Income tax expense	270,671	183,067	40,761

*	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.
#	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HKD1,500 (2024: HKD3,000) for each business.